ACCOUNTING POLICIES (Intangible assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Mining concession, period	50 years
Mining concession, additional term	50 years
Research and development expense	$ 9.8	$ 9.2	$ 6.2
Information system projects
Disclosure of detailed information about intangible assets [line items]
Amortisation period (not exceeding)	3 years
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P10Y
Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 662.3
Steel | Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 619.8
Mining
Disclosure of detailed information about intangible assets [line items]
Amortisation rates, intangible assets other than goodwill	7.00%	7.00%	10.00%
Mining | Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 42.5
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P5Y
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P10Y